DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	9 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effects of Fair Value of Derivative Instruments in Condensed Consolidated Balance Sheets

The effects of our derivative instruments on our condensed consolidated balance sheets were as follows:

	September 30, 2014		December 31, 2013
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value

(in thousands)

Cash Flow Hedges:
Interest rate swap	Other non- current assets	$895	N/A	N/A

Non-designated Hedges:
Interest rate caps(1)	Other non- current assets	N/A	Other non- current assets	$—

(1)	The fair values of our interest rate caps were immaterial as December 31, 2013. The interest rate caps expired in July 2014.

Earnings Effect of Derivative Instruments in Condensed Consolidated Statements of Operations and Condensed Consolidated Statements of Comprehensive Income (Loss)

The effects of our derivative instruments on our condensed consolidated statements of operations and condensed consolidated statements of comprehensive income, net of the effect for income taxes, were as follows:

	Classification of Gain (Loss) Recognized	For the three months ended September 30,		For the nine months ended September 30,
		2014	2013	2014	2013

		(in thousands)

Cash Flow Hedges:
Interest rate swap(1)	Other comprehensive income	$3,118	$—	$582	$—

Non-designated Hedges:
Interest rate caps	Other income (loss)	—	(135)	—	(135)

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the three and nine months ended September 30, 2014.